Construction contract expenses (Details Textual) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2014
Construction Contract Revenues [Line Items]
Product Warranty Accrual			$ 0.3	$ 2.0
Product Warranty Expense	$ 0.2	$ 0.2